Deferred tax credits (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
WISeKey Semiconductors SAS
Defined Benefit Plan Disclosure [Line Items]
Research tax credits	$ 692,314	$ 846,808	$ 1,310,685